Stockholders' equity (Tables)	12 Months Ended
Dec. 31, 2011
Stockholders' equity
Vale issued mandatory convertible notes

	Date		Value
Headings	Emission	Expiration	Gross	Net of charges	Coupon
Tranches Vale and Vale P - 2012	July/2009	June/2012	942	934	6.75% p.a.

Funds linked to future mandatory conversion

	Maximum amount of action		Value
Headings	Common	Preferred	Common	Preferred
Tranches Vale and Vale P - 2012	18,415,859	47,284,800	293	649

Basic and diluted earnings per share

	Three-month period ended (unaudited)			Year ended as of December 31,
	December 31, 2011	September 30, 2011	December 31, 2010	2011	2010	2009
Net income from continuing operations	4,672	4,935	5,917	22,885	17,407	5,349
Discontinued operations, net of tax	—	—	—	—	(143)	—
Net income for the period	4,672	4,935	5,917	22,885	17,264	5,349

Remuneration attributed to preferred convertible notes	(15)	(40)	(23)	(97)	(72)	(58)
Remuneration attributed to common convertible notes	(36)	(16)	(10)	(70)	(61)	(93)
Net income for the period adjusted	4,621	4,879	5,884	22,718	17,131	5,198

Earnings per share

Income available to preferred stockholders	1,729	1,846	2,231	8,591	6,566	1,967
Income available to common stockholders	2,834	2,972	3,579	13,842	10,353	3,082
Income available to convertible notes linked to preferred	42	44	53	205	153	75
Income available to convertible notes linked to common	16	17	21	80	59	73
	4,621	4,879	5,884	22,718	17,131	5,197

Weighted average number of shares outstanding (thousands of shares) - preferred shares	1,937,910	1,986,461	1,997,276	1,984,030	2,035,783	2,030,700
Weighted average number of shares outstanding (thousands of shares) - common shares	3,174,487	3,197,984	3,204,203	3,197,063	3,210,023	3,181,706
Total	5,112,397	5,184,445	5,201,479	5,181,093	5,245,806	5,212,406

Weighted average number of convertibles outstanding (thousands of shares) - linked to preferred shares	47,285	47,285	47,285	47,285	47,285	77,580
Weighted average number of convertibles outstanding (thousands of shares) - linked to common shares	18,416	18,416	18,416	18,416	18,416	74,998
Total	65,701	65,701	65,701	65,701	65,701	152,578

Total
Earnings per preferred share	0.89	0.93	1.12	4.33	3.23	0.97
Earnings per common share	0.89	0.93	1.12	4.33	3.23	0.97
Earnings per convertible note linked to preferred	1.21	1.78	1.61	6.39	4.76	1.71
Earnings per convertible note linked to common share	2.82	1.79	1.68	8.15	6.52	2.21

Continuous operation
Earnings per preferred share					3.25
Earnings per common share					3.25
Earnings per convertible note linked to preferred					4.77
Earnings per convertible note linked to common share					6.56
Discontinuous operation
Earnings per preferred share					(0.02)
Earnings per common share					(0.02)
Earnings per convertible note linked to preferred					(0.01)
Earnings per convertible note linked to common share					(0.04)